Report of Independent Registered
Public Accounting Firm


Board of Trustees of Investment
Managers Series Trust II
And the Shareholders of AXS
Alternative Growth Fund, AXS Aspect
Core Diversified Strategy Fund, AXS
Chesapeake Strategy Fund, AXS
Managed Futures Strategy Fund, AXS
Multi-Strategy Alternatives Fund, AXS
Sustainable Income Fund, AXS
Thomson Reuters Private Equity Return
Tracker Fund and AXS Thomson
Reuters Venture Capital Return Tracker
Fund


In planning and performing our audits of the consolidated financial statements of
AXS Alternative Growth Fund, AXS
Aspect Core Diversified Strategy Fund,
AXS Chesapeake Strategy Fund and
AXS Managed Futures Strategy Fund,
and the financial statements of AXS
Multi-Strategy Alternatives Fund, AXS
Sustainable Income Fund, AXS
Thomson Reuters Private Equity Return
Tracker Fund and AXS Thomson
Reuters Venture Capital Return Tracker
Fund (collectively, the financial
statements), each a separate series of
the Investment Managers Series Trust II
(collectively, the Funds), as of and for the periods ended September 30, 2021, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds internal control
over financial reporting, including
controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A funds internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.


Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds internal control over financial reporting and their operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of September 30, 2021.

This report is intended solely for the
information and use of management and
the Board of Trustees of the Funds and
the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.

/s/ RSM US LLP

Denver, Colorado
November 29, 2021





1
1